Supplementary Oil and Gas Information (unaudited) (Tables)	12 Months Ended
Dec. 31, 2011
Costs Incurred in Oil and Gas Property Acquisition

Costs incurred in oil and gas property acquisition (including the School Creek property described in Note 3), exploration and development activities and related depletion per equivalent unit-of-production were as follows:

	2010	2011
Acquisition costs:
Unproved properties	$—	$132,945
Proved properties	—	8,321,638
School Creek property	—	2,621,113
Exploration costs	—	—
Development costs	—	—
Asset retirement obligations	—	639,176

Total costs incurred	$—	$11,714,872

Depletion per BOE of production	$—	$22.72

Changes in Proved Reserves

The following table sets forth information regarding the Company’s estimated total proved and oil and gas reserve quantities (excluding the School Creek property described in Note 3) for the year ended December 31, 2011:

	Oil (Bbl)	Gas (Mcf)	Equivalent (BOE)
Balance, December 31, 2010	—	—	—
Purchase of oil and gas reserves in place	385,008	865,778	529,305
Production	(9,990)	(38,477)	(16,403)

Balance, December 31, 2011	375,018	827,301	512,902

Proved reserves, December 31, 2011:
Proved developed	290,038	604,476	390,784

Proved undeveloped	84,980	222,825	122,118

Standardized Measure of Discounted Future Net Cash Flows Related To Proved Oil and Gas Reserves

The following table presents the standardized measure of discounted future net cash flows related to proved oil and gas reserves as of December 31, 2011:

Future cash inflows	$36,256,572
Future production costs	(14,467,156)
Future development costs	(964,486)
Future income taxes	(4,687,201)

Future net cash flows	16,137,729
10% annual discount	(7,795,729)

Standardized measure of discounted future net cash flows	$8,342,000

Changes in Standardized Measure of Discounted Future Net Cash Flows

A summary of changes in the standardized measure of discounted future net cash flows is as follows for the year ended December 31, 2011:

Standardized measure of discounted future net cash flows, beginning of year	$—
Sales of oil and gas, net of production costs and taxes	(440,596)
Changes in estimated future development costs	(918,376)
Purchases of reserves in place	15,846,975
Sales of reserves in place	(3,622,558)
Net changes in future income taxes	(2,523,445)

Standardized measure of discounted future net cash flows, end of year	$8,342,000